Note 12 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Average balance outstanding	$ 1,219	$ 72,566
Maximum amount outstanding at any month-end during the period	45,000	116,200
Balance outstanding at end of period	$ 45,000	$ 0
Average interest rate during the period	4.98%	5.38%
Weighted average interest rate at end of period	4.71%	0.00%
Federal Reserve Bank Advances [Member]
Short-term debt, average balance outstanding	$ 0		$ 711
Short-term debt, maximum amount outstanding at any month- end during the period	0		7,000
Short-term debt, balance outstanding at end of period, balance outstanding at end of period	$ 0		$ 0
Short-term debt, average interest rate during the period	0.00%		4.78%
Short-term debt, weighted average interest rate at end of period	0.00%		0.00%